INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
INVENTORIES
Schedule of inventories

	December 31,
	2021	2020
Raw materials	$15,263	$13,376
Finished products	8,725	15,817

	$23,988	$29,193